Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.0%
Eva Airways Corp.	445,000	$197,500

Auto Components — 0.6%
Cheng Shin Rubber Industry Co. Ltd.(a)	19,190,670	28,615,156

Banks — 10.5%
Chang Hwa Commercial Bank Ltd.(a)	50,500,199	31,537,709
CTBC Financial Holding Co. Ltd.	115,392,325	77,528,744
E.Sun Financial Holding Co. Ltd.	76,760,980	67,732,257
First Financial Holding Co. Ltd.(a)	72,720,013	54,343,874
Hua Nan Financial Holdings Co. Ltd.(a)	64,640,915	41,162,445
Mega Financial Holding Co. Ltd.(a)	70,700,271	70,570,045
Shanghai Commercial & Savings Bank Ltd. (The)	27,270,306	37,313,988
SinoPac Financial Holdings Co. Ltd.	87,870,724	34,220,333
Taishin Financial Holding Co. Ltd.	81,810,706	38,318,496
Taiwan Business Bank(a)	67,479,547	23,556,582
Taiwan Cooperative Financial Holding Co. Ltd.	67,670,412	48,196,101

		524,480,574

Chemicals — 4.4%
Formosa Chemicals & Fibre Corp.	24,240,610	65,486,430
Formosa Plastics Corp.	26,266,518	78,516,177
Nan Ya Plastics Corp.	34,340,938	77,350,696

		221,353,303

Communications Equipment — 0.7%
Accton Technology Corp.	4,040,000	33,876,327

Construction Materials — 1.7%
Asia Cement Corp.(a)	20,200,136	30,687,339
Taiwan Cement Corp.(a)	35,350,646	53,207,358

		83,894,697

Diversified Financial Services — 2.0%
Chailease Holding Co. Ltd.	9,090,017	49,751,519
Yuanta Financial Holding Co. Ltd.	73,730,657	49,408,141

		99,159,660

Diversified Telecommunication Services — 1.8%
Chunghwa Telecom Co. Ltd.	24,240,648	92,276,478

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 13.3%
AU Optronics Corp.(a)(c)	83,830,830	35,882,330
Delta Electronics Inc.(a)	13,217,180	104,105,145
Foxconn Technology Co. Ltd.	13,031,499	24,049,008
Hon Hai Precision Industry Co. Ltd.	77,770,002	224,558,237
Innolux Corp.(a)	52,084,873	18,365,160
Largan Precision Co. Ltd.(a)	653,794	73,975,464
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	0	(d)
Synnex Technology International Corp.	16,160,364	25,230,636
Unimicron Technology Corp.	11,033,000	34,799,288
Walsin Technology Corp.(a)	3,534,000	24,115,885
WPG Holdings Ltd.(a)	17,680,604	26,456,548
Yageo Corp.(a)	3,030,125	46,989,396
Zhen Ding Technology Holding Ltd.	6,060,072	26,258,009

		664,785,106

Food & Staples Retailing — 0.8%
President Chain Store Corp.	4,350,215	39,530,065

Security	Shares	Value

Food Products — 1.8%
Standard Foods Corp.	8,080,056	$17,689,518
Uni-President Enterprises Corp.	31,459,189	71,742,735

		89,432,253

Household Durables — 0.5%
Nien Made Enterprise Co. Ltd.	2,020,000	23,848,083

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.(a)	29,290,843	28,157,849

Insurance — 4.8%
Cathay Financial Holding Co. Ltd.	53,530,315	75,874,914
China Development Financial Holding Corp.	113,924,508	35,653,245
China Life Insurance Co. Ltd.	34,340,307	27,289,113
Fubon Financial Holding Co. Ltd.	44,440,515	69,071,654
Shin Kong Financial Holding Co. Ltd.(a)	107,060,403	32,265,551

		240,154,477

Leisure Products — 0.6%
Giant Manufacturing Co. Ltd.	3,030,590	30,037,424

Machinery — 1.2%
Airtac International Group	1,132,000	32,964,126
Hiwin Technologies Corp.	2,689,949	28,831,836

		61,795,962

Marine — 0.6%
Evergreen Marine Corp. Taiwan Ltd.(c)	34,340,533	29,759,185

Metals & Mining — 1.3%
China Steel Corp.	81,810,977	65,443,041

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.	10,100,950	32,072,133

Pharmaceuticals — 0.5%
Oneness Biotech Co. Ltd.(c)	2,337,000	23,449,943

Real Estate Management & Development — 0.8%
Highwealth Construction Corp.(a)	13,130,969	20,500,943
Ruentex Development Co. Ltd.(a)	14,140,614	20,861,777

		41,362,720

Semiconductors & Semiconductor Equipment — 37.7%
ASE Technology Holding Co. Ltd.(a)	23,230,432	62,431,404
ASMedia Technology Inc.(a)	394,000	22,739,409
Globalwafers Co. Ltd.(a)	2,020,000	39,546,005
MediaTek Inc.	9,456,175	233,563,624
Nanya Technology Corp.	13,130,000	33,351,881
Novatek Microelectronics Corp.	4,346,544	45,596,585
Phison Electronics Corp.	2,020,698	22,899,235
Powertech Technology Inc.	8,080,036	26,080,635
Realtek Semiconductor Corp.(a)	3,509,063	45,675,375
Silergy Corp.	596,000	46,421,191
Taiwan Semiconductor Manufacturing Co. Ltd.	64,841,882	1,093,115,492
United Microelectronics Corp.	81,810,501	116,246,831
Vanguard International Semiconductor Corp.	9,090,000	33,486,536
Win Semiconductors Corp.	3,030,000	35,612,666
Winbond Electronics Corp.(a)	42,420,000	27,235,716

		1,884,002,585

Specialty Retail — 1.0%
Hotai Motor Co. Ltd.	2,158,000	48,531,813

Technology Hardware, Storage & Peripherals — 8.6%
Acer Inc.(a)	33,330,737	27,071,540

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Advantech Co. Ltd.(a)	3,339,827	$35,973,226
Asustek Computer Inc.(a)	5,360,857	46,832,853
Catcher Technology Co. Ltd.	5,409,743	35,682,192
Chicony Electronics Co. Ltd.(a)	7,070,405	21,184,548
Compal Electronics Inc.(a)	41,410,554	28,040,477
Inventec Corp.(a)	29,290,868	23,944,469
Lite-On Technology Corp.	19,190,071	32,350,949
Micro-Star International Co. Ltd.	7,070,000	31,006,052
Pegatron Corp.(a)	16,160,037	37,023,083
Quanta Computer Inc.	21,210,240	57,299,833
Wistron Corp.	28,280,921	29,617,945
Wiwynn Corp.(a)	1,010,000	24,167,003

		430,194,170

Textiles, Apparel & Luxury Goods — 1.6%
Eclat Textile Co. Ltd.	1,852,601	25,999,137
Feng TAY Enterprise Co. Ltd.	4,040,747	26,014,458
Formosa Taffeta Co. Ltd.	62,000	66,671
Pou Chen Corp.	25,250,103	27,684,088

		79,764,354

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	22,121,000	24,408,576

Wireless Telecommunication Services — 1.5%
Far EasTone Telecommunications Co. Ltd.	15,150,259	32,955,567
Taiwan Mobile Co. Ltd.	12,120,609	41,291,506

		74,247,073

Total Common Stocks — 99.9% (Cost: $2,440,631,008)		4,994,830,509

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	216,790,094	$216,920,168
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	27,690,000	27,690,000

		244,610,168

Total Short-Term Investments — 4.9% (Cost: $244,539,394)		244,610,168

Total Investments in Securities — 104.8% (Cost: $2,685,170,402)		5,239,440,677

Other Assets, Less Liabilities — (4.8)%		(238,000,286)

Net Assets — 100.0%		$5,001,440,391

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$201,949,066	$15,052,569	(a)	$—	$(29,919)	$(51,548)	$216,920,168	216,790,094	$627,160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,470,000	9,220,000	(a)	—	—	—	27,690,000	27,690,000	2,212		—

					$(29,919)	$(51,548)	$244,610,168		$629,372		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Taiwan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	123	12/30/20	$ 5,847	$(6,529)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,994,830,507	$—	$2	$4,994,830,509
Money Market Funds	244,610,168	—	—	244,610,168

	$5,239,440,675	$—	$2	$5,239,440,677

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,529)	$—	$—	$(6,529)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3